Note 7 Guarantees Received (Details) - EUR (€) € in Millions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Guarantees received [Line Items]
Impaired financial assets at amortised cost	€ 217,690	€ 201,433	€ 189,602
Value of collateral [Member]
Guarantees received [Line Items]
Impaired financial assets at amortised cost	151,746	144,844	136,141
Value of collateral [Member] | Of which guarantees normal risks under special monitoring [Member]
Guarantees received [Line Items]
Impaired financial assets at amortised cost	11,626	11,318	14,274
Value of collateral [Member] | Of which guarantees non performing risks [Member]
Guarantees received [Line Items]
Impaired financial assets at amortised cost	3,081	3,562	4,035
Value of other guarantees [Member]
Guarantees received [Line Items]
Impaired financial assets at amortised cost	65,944	56,589	53,462
Value of other guarantees [Member] | Of which guarantees normal risks under special monitoring [Member]
Guarantees received [Line Items]
Impaired financial assets at amortised cost	3,999	4,273	4,864
Value of other guarantees [Member] | Of which guarantees non performing risks [Member]
Guarantees received [Line Items]
Impaired financial assets at amortised cost	€ 907	€ 1,153	€ 1,226